Consolidated statements of cash flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Consolidated statements of cash flows
Capitalized interest	$ 379	$ 0